Goodwill Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Goodwill
Currency translation	€ (263,000)	€ 304,000	€ (816,000)
Impairment		€ 177,000	1,367,000
Decrease in perpetual growth rate by basis points	100.00%
e-Prototypy
Goodwill
Currency translation	€ (13,000)
Five year projection decrease | Y	5
Discount Rate post-tax	12.72%
Discount Rate pre-tax	14.52%
Perpetual growth rate	2.00%
Carrying value	€ 3,558,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
Orthoview
Goodwill
Currency translation	€ (250,000)
Five year projection decrease | Y	5
Discount Rate post-tax	10.27%
Discount Rate pre-tax	13.14%
Perpetual growth rate	1.00%
Carrying value	€ 12,626,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
MAT NV SAM BE
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	9.67%
Discount Rate pre-tax	11.04%
Perpetual growth rate	5.00%
Carrying value	€ 43,002,000
Discount rate increase for sensitivity analysis	0.01%	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
Aldema
Goodwill
Impairment		€ 177,000
Engimplan
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	19.84%
Discount Rate pre-tax	22.51%
Perpetual growth rate	8.50%
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 563,000
Impairment			1,367,000
Discount rate used in current estimate of value in use	5.00%
Impairment loss customer lists			942,000
Impairment loss trademarks			€ 207,000
Decrease in perpetual growth rate by basis points	0.01%
Decreased value of perpetual growth rate	€ 361,000
Increased value of perpetual growth rate	€ 426,000
Increase in discount rate by basis points	4 days
Perpetual growth rate increase for sensitivity analysis	€ 671,000
ACTech
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	8.04%
Discount Rate pre-tax	11.24%
Perpetual growth rate	1.00%
Carrying value	€ 25,507,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
CGU Materialise Motion
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	9.67%
Discount Rate pre-tax	10.92%
Perpetual growth rate	5.00%
Carrying value	€ 6,187,000
Perpetual growth rate decrease for sensitivity analysis	€ 0
Increase in discount rate by basis points	4 days